Investments - Summary of investment (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments
Investments in joint ventures and associates	£ 159	£ 105	£ 103
Venture capital investments	127	107
Investments	£ 286	£ 212